Net Income Per Common Share (Tables)	12 Months Ended
Jan. 31, 2012
Net Income Per Common Share [Abstract]
Schedule Of Net Income Per Common Share

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2012	2011	2010
Numerator
Income from continuing operations	$16,454	$15,959	$14,962
Less consolidated net income attributable to noncontrolling interest	(688)	(604)	(513)

Income from continuing operations attributable to Walmart	$15,766	$15,355	$14,449

Denominator
Weighted-average common shares outstanding, basic	3,460	3,656	3,866
Dilutive impact of stock options and other share-based awards	14	14	11

Weighted-average common shares outstanding, diluted	3,474	3,670	3,877

Net income per common share from continuing operations attributable to Walmart
Basic	$4.56	$4.20	$3.74
Diluted	$4.54	$4.18	$3.73